Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Purchase commitments
2024	$ 37,396
2025	35,992
2026	13,150
2027	11,383
2028	903
Thereafter	0
Total	98,824
License & royalty commitments
2024	1,926
2025	1,453
2026	783
2027	766
2028	560
Thereafter	1,729
Total	$ 7,217